INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2025
Intangible Assets [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS
The following table presents the change in the balance of intangible assets for the six-month period ended June 30, 2025 and twelve-month period ended December 31, 2024:

(US$ MILLIONS)	June 30, 2025	December 31, 2024
Gross carrying amount
Balance at beginning of period	$23,749	$25,242
Additions	163	373
Acquisitions through business combinations	804	21
Dispositions (1)	(190)	(596)
Assets reclassified as held for sale	(248)	—
Foreign currency translation	1,175	(1,291)
Balance at end of period	$25,453	$23,749
Accumulated amortization and impairment
Balance at beginning of period	$(5,432)	$(4,396)
Amortization and impairment expense	(792)	(1,590)
Dispositions (1)	104	289
Assets reclassified as held for sale	102	—
Foreign currency translation	(277)	265
Balance at end of period	$(6,295)	$(5,432)
Net book value	$19,158	$18,317
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(1)Reflects the deconsolidation of the partnership’s healthcare services operation. See Note 16(b)(i) for additional information.